Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Land Improvements [Member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	20 years
Assets under finance leases [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	20 years
Bottom of range [member] | Buildings [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	10 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	2 years
Bottom of range [member] | Office equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	3 years
Top of range [member] | Buildings [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	20 years
Top of range [member] | Machinery and equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	5 years
Top of range [member] | Office equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	5 years